Related party transactions (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) equity_method_investee	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Transactions with Third Party [Line Items]
Number of equity-method investees that provide development services on specific projects | equity_method_investee			1
Note payable to related party	$ 25,808,000		$ 25,808,000		$ 25,808,000
Collateral shortfall trigger, as percent of market value of shares (percent)	50.00%		50.00%
Non-controlling interests	$ 1,422,722,000		$ 1,422,722,000		1,523,082,000
Equity-method investees	396,305,000		396,305,000		433,850,000
AY Holdco
Transactions with Third Party [Line Items]
Equity-method investees						$ 39,376,000
Redeemable Non-Controlling Interest
Transactions with Third Party [Line Items]
Non-controlling interest incurred	3,086,000	$ 2,617,000	5,661,000	$ 5,298,000
Distribution to redeemable non-controlling interest	2,820,000	2,503,000	5,404,000	5,046,000
Redeemable Non-Controlling Interest | Senior Secured Credit Facility
Transactions with Third Party [Line Items]
Line of credit facility, maximum borrowing capacity	306,500,000		306,500,000
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest	5,534,000	4,473,000	12,956,000	8,912,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	11,174,000	6,006,000	18,587,000	12,320,000
Development fees	0	$ 0	$ 0	$ 738,000
Note payable to related party					25,808,000
Related Party | AYES Canada
Transactions with Third Party [Line Items]
Non-controlling interests							$ 96,752,000	$ 130,103
Atlantica | Related Party
Transactions with Third Party [Line Items]
Purchases from related party					23,863,000
Gain on sale with related party	$ 1,200,000				878,000
Contingent consideration					$ 2,600,000